Introduction, basis of presentation of the consolidated financial statements and other information	12 Months Ended
Dec. 31, 2017
Intro, basis of presentation of the consolidated financial statements and other information
Introduction, basis of presentation of the consolidated financial statements and other information

BANCO SANTANDER (MÉXICO), S.A., INSTITUCIÓN DE BANCA MÚLTIPLE, GRUPO FINANCIERO SANTANDER MÉXICO AND SUBSIDIARIES

Notes to the Consolidated Financial Statements as of

December 31, 2016 and 2017 and for each of the three years

in the period ended December 31, 2017

(in millions of Mexican pesos)

1.  Introduction, basis of presentation of the consolidated financial statements and other information

a)   Introduction

Banco Santander (México), S.A., Institución de Banca Múltiple, Grupo Financiero Santander México (hereinafter, Banco Santander (México)) together with its subsidiaries (hereinafter, the “Bank”) is a subsidiary of Grupo Financiero Santander México, S.A. de C.V. (hereinafter, “the Group”, “Parent” or “Parent company”), which holds 99.99% of its common stock and is regulated by, among others, the Credit Institutions Law (“Ley de Instituciones de Crédito”), the General Provisions Applicable to Credit Institutions, Regulated Multiple Purpose Finance Entities and Market Participants in Relation to Derivatives Contracts Listed on the Mexican Market issued by the Mexican National Banking and Securities Commission (hereinafter, the “CNBV”) and the Mexican Central Bank (hereinafter, “the Central Bank”, “Mexican Central Bank” or “Banco de México”). The Bank is also subject to the supervision and oversight of CNBV and the Mexican Central Bank.

The Bank’s main activity is to render banking and credit services under the terms of applicable laws, which services include, among others, reception of deposits, granting of loans, trading of securities and the execution of trust contracts.

Per legal requirements, the Bank has unlimited liability for the obligations assumed and losses incurred by each of its subsidiaries.

The Bank conducts its business through branches and offices located throughout Mexico. The Bank is one of the largest private-sector banks in Mexico. The main offices of the Bank are located at Prolongación Paseo de la Reforma 500, Colonia Lomas de Santa Fe, Ciudad de Mexico, Mexico.

The issuance of the consolidated financial statements was authorized by Héctor Blas Grisi Checa, Executive President and Chief Executive Officer (CEO) and Director of the Bank on March 23, 2018. Consequently, they do not reflect events occurring after that date. These consolidated financial statements are pending the approval of the ordinary shareholders’ meeting, where they may be modified, based on provisions set forth in Mexican General Law of Corporations (Ley General de Sociedades Mercantiles).

b)   Basis of presentation of the consolidated financial statements

The consolidated financial statements have been prepared in accordance with International Financial Reporting Standards (hereinafter, IFRS) as issued by the International Accounting Standards Board (hereinafter, IASB) and interpretations issued by the IFRS Interpretations Committee.

The consolidated financial statements have been prepared on a historical cost basis, except for financial assets held for trading, other financial instruments at fair value through profit or loss, derivative financial instruments and available-for-sale financial assets that have been measured at fair value at the end of each reporting period, as explained in the accounting policies below (see Note 2).

Historical cost is based on the fair value of the consideration given in exchange for goods and services.

The carrying values of recognized assets and liabilities that are designated as hedged items in fair value hedges that would otherwise be carried at amortized cost are adjusted to record changes in the fair values attributable to the risks that are being hedged in effective hedge relationships. The consolidated financial statements are presented in Mexican pesos.

The consolidated financial statements filed for Mexican statutory purposes are prepared in accordance with accounting principles and regulations prescribed by the CNBV, as amended, which are hereinafter referred to as Mexican Banking GAAP. Mexican Banking GAAP is composed of Mexican Financial Reporting Standards (NIF), as issued by the Mexican Board of Financial Reporting Standards (CINIF), which, in turn, are supplemented and modified by specific rules mandated by the CNBV. The CNBV’s accounting rules principally relate to the recognition and measurement of impairment of loans and receivables, repurchase agreements, securities loans, consolidation of special purpose entities and foreclosed assets.

The most significant differences between Mexican Banking GAAP and IFRS, as they relate to the Bank, are in regard to:

a)   Allowance for impairment losses.

For Mexican Banking GAAP purposes, allowance for impairment losses and provisions for off-balance sheet risk are determined using prescribed formulas that are based primarily on an expected loss model. The expected loss model formulas are developed by the CNBV using information compiled from the Mexican lending market as a whole, which may differ significantly from the Bank’s credit loss experience.

b)   Effects of inflation.

Mexican Banking GAAP requires the recognition of the comprehensive effects of inflation when an economic environment becomes inflationary, which, for purposes of Mexican Banking GAAP, is indicated by a three-year cumulative inflation rate of approximately 26 percent or more.

c)   Actuarial gains and losses of the pension plan.

Under Mexican Banking GAAP, actuarial gains and losses of the pension plan from the year should be immediately recognized through other comprehensive income as remeasurement of defined benefit obligation and demand their subsequent recycling to profit or loss based on the average remaining life of the pension plan. IFRS require the recognition of actuarial gains and losses from the year immediately through other comprehensive income without recycling subsequently to profit or loss.

d)   Deferred employee profit sharing.

Mexican Banking GAAP requires the recognition of the deferred compulsory employee profit sharing effect based on the temporary differences arising between book and tax value of the assets and liabilities.

e)   Consolidation of special purpose entities.

Mexican Banking GAAP does not require the consolidation of those special purpose entities created before January 1, 2009 over which control is exercised.

The notes to the consolidated financial statements contain supplementary information to that presented in the consolidated balance sheets, consolidated income statements, consolidated statements of comprehensive income, consolidated statements of changes in total equity and consolidated statements of cash flows. The notes provide, in a clear, relevant, reliable and comparable manner, narrative descriptions and breakdowns of these consolidated financial statements.

Application of new and revised IFRS

In the current year, the Bank has applied a number of new or revised International Accounting Standards (hereinafter, IAS), or IFRS issued by the IASB that are mandatorily effective for the accounting period beginning on January 1, 2017.

•	Annual Improvements to IFRS 2014 – 2016 Cycle (IFRS 12 Disclosure of Interests in Other Entities);
•	Amendments to IAS 12 Income Taxes - Recognition of deferred tax assets for unrealized losses; and
•	Amendments to IAS 7 Statement of Cash Flows - Disclosure initiative.

Annual Improvements to IFRS 2014 – 2016 Cycle

Standard	Subject of amendment	Details

IFRS 12 Disclosure of interests in other entities	Clarification of the scope of the Standard

IFRS 12 states that an entity need not provide summarized financial information for interests in subsidiaries, associates or joint ventures that are classified, or included in a disposal group, that is classified as held for sale in accordance with IFRS 5 Non-current Assets Held for Sale and Discontinued Operations. The amendments clarify that this is the only concession from the disclosure requirements of IFRS 12 for such interests.

The amendments apply retrospectively and are effective for annual periods beginning on or after January 1, 2017.

The application of this amendment has had no impact on the amounts recognized in the Bank’s consolidated financial statements.

IAS 12 Income Taxes - Recognition of deferred tax assets for unrealized losses

The amendments clarify the following:

•

Decreases below cost in the carrying amount of a fixed-rate debt instrument measured at fair value for which the tax base remains at cost give rise to a deductible temporary difference, irrespective of whether the debt instrument’s holder expects to recover the carrying amount of the debt instrument by sale or by use, or whether it is probable that the issuer will pay all the contractual cash flows;

•

When an entity assesses whether taxable profits will be available against which type of deductible temporary difference it can be utilized, and the tax law restricts the utilization of losses to deduction against income of a specific type (i.e. capital losses can only be set off against capital gains), an entity assesses a deductible temporary difference in combination with other deductible temporary difference of that type, but separately from other types of deductible temporary differences;

•

The estimate of probable future taxable profit may include the recovery of some of an entity’s assets for more than their carrying amount if there is sufficient evidence that it is probable that the entity will achieve this; and

•

In evaluating whether sufficient future taxable profits are available, an entity should compare the deductible temporary differences with future taxable profits excluding tax deductions resulting from the reversal of those deductible temporary differences.

The application of these amendments has had no impact on the amounts recognized in the Bank’s consolidated financial statements. The accounting policy applied by the Bank is consistent with the aforementioned amendments.

Amendments to IAS 7 Statement of Cash Flows - Disclosure initiative

The amendments require an entity to provide disclosures that enable users of financial statements to evaluate changes in liabilities arising from financing activities, including both changes arising from cash flows and non-cash changes. The amendments do not prescribe a specific format to disclose financing activities; however, an entity may fulfill the disclosure objective by providing a reconciliation between the opening and closing balances in the statement of financial position for liabilities arising from financing activities.

The application of these amendments is disclosed in note 22.d.

New and revised IFRS that are not mandatorily effective (but allow early application) for the year ending December 31, 2017

The Bank has not yet adopted the following new or revised standards, as the effective dates are subsequent to the date of these consolidated financial statements. Except as disclosed below, Management is currently analyzing the effects of adopting these new standards and has not yet quantified the potential impacts they may have on the consolidated financial statements.

•	Annual Improvements to IFRS 2014 – 2016 Cycle (IFRS 1 First time adoption of IFRS and IAS 28 Investments in Associates and Joint Ventures);
•	Amendments to IAS 40 Investment Property;
•	Amendments to IFRS 2 Share-based Payment;
•	Amendments to IFRS 10 Consolidated Financial Statements and IAS 28;
•	IFRS 9 Financial Instruments;
•	IFRS 15 Revenue from Contracts with Customers;
•	IFRS 16 Leases;
•	IFRIC 22 Foreign Currency Transactions and Advance Consideration;
•	Amendments to IFRS 4 Insurance Contracts;
•	IFRS 17 Insurance Contracts;
•	IFRIC 23 Uncertainty over income tax treatments;
•	Amendments to IAS 19 Employee Benefits; and
•	Annual improvements to IFRS 2015-2017 Cycle.

Annual Improvements to IFRS 2014 – 2016 Cycle

(Effective for annual periods beginning on or after January 1, 2018)

Standard	Subject of amendment	Details

IFRS 1 First time adoption of IFRS	Deletion of short term exemptions for first time adopters

The amendment deletes the short-term exemptions in IFRS 1 that relate to IFRS 7 Financial Instruments: Disclosures, IAS 19, IFRS 12 and IAS 27 Separate Financial Statements, because they are redundant and are no longer applicable.

These ammendments are not applicable to the Bank, since it is not first time adopter.

IAS 28 Investments in Associates and Joint Ventures	Measuring an associate or joint venture at fair value

The amendments clarify that the option for a venture capital organization and other similar entities to measure investments in associates and joint ventures at fair value through profit and loss is available separately for each associate or joint venture, and that election should be made at initial recognition of the associate or joint venture.

In respect of the option for an entity that is not an investment entity to retain the fair value measurement applied by its associates and joint ventures that are investment entities when applying the equity method, the amendments make a similar clarification that this choice is available for each investment entity associate of investment entity joint venture.

The amendments apply retrospectively. Earlier is permitted.

The application of these amendments has had no impact in the amounts recognized in the Bank’s consolidated financial statements.

Amendments to IAS 40 - Transfers of Investment Property

(Effective for annual periods beginning on or after January 1, 2018, earlier application is permitted)

The amendments reflect the principle that a change in use would involve:

•	An assessment of whether a property meets, or has ceased to meet, the definition of investment property; and
•	Supporting evidence that a change in use has occurred.

The amendments also emphasize that a change in management’s intentions, alone, would not be enough to support a transfer of property. An entity must have taken observable actions to support such a change.

The application of these amendments has had no impact in the amounts recognized in the Bank’s consolidated financial statements.

Amendments to IFRS 2 - Classification and measurement of share-based payment transactions

(Effective for annual periods beginning on or after January 1, 2018)

The amendments clarify the following:

•

In estimating the fair value of a cash-settled share-based payment, the accounting for the effects of vesting and non-vesting conditions should follow the same approach as for equity-settled share-based payments.

•

Where tax law or regulation requires an entity to withhold a specified number of equity instruments equal to the monetary value of the employee’s tax obligation to meet the employee’s tax liability which is then remitted to the tax authority (typically in cash), i.e. the share-based payment arrangement has a “net settlement feature”, such an arrangement should be classified as equity-settled in its entirety, provided that the share-based payment would have been classified as equity-settled had it not included the net settlement feature.

•	A modification of a share-based payment that changes the transaction from cash-settled to equity-settled should be accounted for as follows:

The original liability is derecognized;

The equity-settled share-based payment is recognized by reference to the modification date fair value of the equity instrument granted to the extent that services have been rendered up to the modification date; and

Any difference between the carrying amount of the liability at the modification date and the amount recognized in equity should be recognized in profit or loss immediately.

The amendments are effective for annual reporting periods beginning on or after January 1, 2018 with earlier application permitted. Specific transition provisions apply. Management anticipates that the application of these amendments may have an immaterial impact on the Bank’s consolidated financial statements in future periods due to the Corporate Restructuring mentioned in Note 1.d.

Amendments to IFRS 10 and IAS 28 - Sale or Contribution of Assets between an Investor and its Associate or Joint Venture

(Effective date deferred indefinitely)

The amendments deal with situations where there is a sale or contribution of assets between an investor and its associate or joint venture. IAS 28 and IFRS 10 are amended, as follows:

IAS 28 has been amended to reflect the following:

•

Gains and losses resulting from transactions involving assets that do not constitute a business between an investor and its associate or joint venture are recognized to the extent of unrelated investors’ interests in the associate or joint venture.

•

Gains or losses from downstream transactions involving assets that constitute a business between an investor and its associate or joint venture should be recognized in full in the investor’s financial statements.

IFRS 10 has been amended to reflect the following:

•

Gains or losses resulting from the loss of control of a subsidiary that does not contain a business in a transaction with an associate or joint venture that is accounted for using the equity method, are recognized in the parent’s profit or loss only to the extent of the unrelated investors’ interests in that associate or joint venture. Similarly, gains and losses resulting from the remeasurement of investments retained in any former subsidiary (that has become an associate or a joint venture that is accounted for using the equity method) to fair value are recognized in the former parent’s profit or loss only to the extent of the unrelated investors’ interests in the new associate or joint venture.

In December 2015, the IASB postponed the effective date of this amendment indefinitely pending the outcome of its research project on the equity method of accounting.

IFRS 9 Financial instruments

(Mandatory for annual periods starting on January 1, 2018)

IFRS 9 establishes the recognition and measurement requirements for financial instruments and certain classes of contracts for trades involving non-financial assets. The Bank will apply these requirements in a retrospective manner, by adjusting the opening balance at January 1, 2018, without restating the comparative consolidated financial statements. The main aspects of the new standard are:

(a)Classification of financial instruments: the classification criteria depend on the business model, for their management and the characteristics of their contractual cash flows. Depending on these factors, the asset can be measured at amortised cost, at fair value with changes reported in other comprehensive income, or at fair value with changes reported through profit and loss for the period. IFRS 9 also establishes an option to designate an instrument at fair value with changes in profit or loss, under certain conditions. The Bank uses the following criteria for the classification of financial debt instruments:

•

Amortised cost: financial instruments under a business model whose objective is to collect principal and interest cash flows, where no significant unjustified sales exist and fair value is not a key factor in managing these financial assets. In this way, unjustified sales are those that are different from sales related with an increase in the asset’s credit risk, unanticipated funding needs (stress case scenario), even if such sales are significant in value, changes in the investment policy no longer meet the credit criteria or sales imposed by third parties, except if the regulator requires to demonstrate that the assets are liquid. Additionally, the contractual flow characteristics substantially represent a “basic financing agreement”.

•

Fair value with changes recognised through other comprehensive income: financial instruments held in a business model whose objective is to collect principal and interest cash flows and the sale of these assets, where fair value is a key factor in their management. Additionally, the contractual cash flow characteristics substantially represent a “basic financing agreement”.

•

Fair value with changes recognised through profit or loss: financial instruments included in a business model whose objective is not obtained through the above-mentioned models, where fair value is a key factor in managing these assets, and financial instruments whose contractual cash flow characteristics do not substantially represent a “basic financing agreement”.

The Bank’s main activity revolves around retail and commercial banking operations, and its exposure does not focus on complex financial products. The Bank's main objective is to achieve consistent classification of financial instruments in the portfolios as established under IFRS 9. To this end, it has developed guidelines containing criteria to ensure consistent classification across all of its units. Additionally, the Bank has analysed its portfolios under these criteria, in order to assign its financial instruments to the appropriate portfolio under IFRS 9, and except as disclosed below, no significant changes have been identified.

Based on this analysis, the Bank concludes that:

•	All of its financial assets classified as loans and advances under IAS 39 Financial Instruments: Recognition and Measurement will continue to be recognised at amortised cost under IFRS 9.
•

In general, debt instruments classified as available-for-sale financial assets will be measured at fair value with changes recognised through other comprehensive income or at amortised cost. As a result of the business model definition according to the assets management, a 44% of the total balance under IAS 39, has been reclassified to held to collect business model which is accounted for at amortized cost. The financial assets reclassified amount to 75,418 million pesos (nominal value).

The expected impact of the reclassification mentioned above is an increase in shareholders’ equity that amounts to 2,287 million pesos (1,601 million pesos, net of deferred tax).

Available-for-sale equity instruments will be classified at fair value under IFRS 9, with changes recognised through profit or loss, unless the Bank decides, for non-trading assets, to classify them at fair value with changes recognised through other comprehensive income (irrevocably).

IAS 39 financial liabilities classification and measurement criteria remains substantially unchanged under IFRS 9. Nevertheless, the changes in the fair value of financial liabilities designated at fair value with changes recognised through profit or loss for the year, due to the entity credit risk, are classified under other comprehensive income.

On October 12, 2017, the IASB published a clarification on the treatment of certain prepayment options in relation to the assessment of contractual cash flows of principal and interest on financial instruments. However, the Bank does not expect a significant impact in the transition period prior to the adoption of this amendment.

(b)Credit risk impairment model: the most important new development compared with the current model is that the new accounting standard introduces the concept of expected loss, whereas the current model (IAS 39) is based on incurred loss.

•

Scope of application: The IFRS 9 impairment model applies to financial assets valued at amortised cost, debt instruments valued at fair value with changes reported in other comprehensive income, lease receivables, and commitments and guarantees given not valued at fair value.

•

Use of practical expedients under IFRS 9: IFRS 9 includes a number of practical expedients that may be implemented by entities to facilitate implementation. However, in order to achieve full and high quality implementation of the standard, considering industry best practices, these practical expedients will be used as a guidance:

-

Rebuttable presumption that the credit risk has increased significantly, when payments are more than 30 days past due: this threshold is used as an additional – but not primary - indicator of significant risk increase. Additionally, there may be cases in the Bank where its use has been rebutted as a result of studies that show a low correlation of the significant risk increase with this past due threshold.

-	Assets with low credit risk at the reporting date: in general, the Bank assesses the existence of significant risk increase in all its financial instruments.
•

Impairment estimation methodology: the portfolio of financial instruments subject to impairment is divided into three categories, based on the stage of each instrument with regard to its level of credit risk:

•

Stage 1: financial instruments for which no significant increase in credit risk is identified since its initial recognition. In this case, the impairment provision reflects expected credit losses arising from defaults over the following 12 months from the reporting date.

•

Stage 2: if there has been a significant increase in risk since the date of initial recognition but the impairment event has not materialised, the financial instrument is classified as Stage 2. In this case, the impairment provision reflects the expected losses from defaults over the life of the financial instrument.

•

Stage 3: a financial instrument is catalogued in this stage when shows effective signs of impairment as a result of one or more events that have already occurred resulting in a loss. In this case, the amount of the impairment provision reflects the expected losses for credit risk over the expected life of the financial instrument.

Additionally, the amount relative to the impairment provision reflects expected credit risk losses through the expected life in those financial instruments purchased or originated credit impaired (POCI)

The methodology required for the quantification of expected loss due to credit events will be based on an unbiased and weighted consideration of the occurrence of three possible future scenarios that could impact the collection of contractual cash flows, taking into account the time-value of money, all available information relevant to past events, and current conditions and projections of macroeconomic factors deemed relevant to the estimation of this amount (e.g. Gross Domestic Product, house pricing, unemployment rate, etc.).

In estimating the parameters used for allowance for impairment losses and for provisions for off-balance sheet risk calculation such as exposure at default (EAD), probability of default (PD), loss given default (LGD) and discount rate, the Bank leveraged on its experience developing internal models for calculating parameters for regulatory and management purposes. The Bank is aware of the differences between such models and IFRS 9 requirements for impairment purposes. As a result, it has focused on adapting to such requirements to the development of its IFRS 9 allowance for impairment models.

•

Determination of significant increase in risk: with the purpose to determine whether a financial instrument has increased its credit risk since initial recognition, proceeding with its classification into Stage 2, the Bank considers the following criteria.

Quantitative criteria

Changes in the risk of a default occurring through the expected life of the financial instrument are analyzed and quantified with respect to its credit level in its initial recognition.

With the purpose of determining if such changes are considered as significant, with the consequent classification into Stage 2, the Bank has defined the quantitative thresholds to consider in each of its portfolios taking into account corporate guidelines.

Qualitative criteria

In addition to the quantitative criteria mentioned above, the Bank considers several indicators that are aligned with those used in ordinary credit risk management (e.g.: over 30 days past due, forbearances, etc.). The Bank has defined these qualitative criteria for each of its portfolios, according to its particularities and with the policies currently in force.

The use of these qualitative criteria is complemented with the use of an expert judgment.

•	Default definition: the definition considered for impairment provisioning purposes is consistent with that used in the development of advanced models for regulatory capital requirements calculations.
•

Use of present, past and future information: estimation of expected losses requires a high component of expert judgement and it must be supported by past, present and future information. Therefore, these expected loss estimates take into consideration multiple macroeconomic scenarios for which the probability is measured considering past events, current situation and future trends and macroeconomic indicators, such as Gross Domestic Product (GDP) or unemployment rate. The Bank already uses forward looking information in internal management and regulatory processes, considering several scenarios. In this sense, the Bank has leveraged its experience in the management of such information, maintaining consistency with the information used in the other processes.

•

Expected life of the financial instrument: with the purpose of its estimation all the contractual terms have been taken into account (e.g. prepayments, duration, purchase options, etc.), being the contractual period (including extension options) the maximum period considered to measure the expected credit losses. In the case of financial instruments with an uncertain maturity period and a component of undrawn commitment (e.g: credit cards), expected life is estimated considering the period for which the entity is exposed to credit risk and the effectiveness of management practices that mitigates such exposure.

•

Impairment recognition: the main change with respect to the current standard related to assets measured at fair value with changes recognised through other comprehensive income. The portion of the changes in fair value due to expected credit losses will be recorded at the current profit and loss account while the rest will be recorded in other comprehensive income.

(c)Hedge accounting: IFRS 9 includes new hedge accounting requirements which have a twofold objective: to simplify current requirements, and to bring hedge accounting in line with risk management, allowing to be a greater variety of derivative financial instruments which may be considered to be hedging instruments. Furthermore, additional breakdowns are required providing useful information regarding the effect which hedge accounting has on financial statements and also on the entity’s risk management strategy. The treatment of macro-hedges is being developed as a separate project under IFRS 9. Entities have the option of continuing to apply IAS 39 with respect to accounting hedges until the project has been completed. According to the analysis performed until now, the Bank will continue to apply IAS 39 in hedge accounting.

Transition

The criteria established by IFRS 9 for the classification, measurement and impairment of financial assets, will be applied in a retrospective way, by adjusting the opening balance at January 1, 2018, without restating the comparative consolidated financial statements.

As of January 1, 2018, the impact in allowance for impairment losses and provisions for off-balance sheet risk by applying IFRS 9 is an increase in 3,256 million pesos, from 17,961 million pesos under IAS 39 model to 21,217 million pesos under IFRS 9 model. These estimates are based on assumptions, judgements and estimation techniques that will continue under validation during 2018.

The main causes of this impact are the requirements to record an allowance for impairment losses for the whole life of the transaction for instruments where a significant risk increase has been identified after initial recognition, in addition to forward-looking information in the allowance for impairment losses and in the provisions for off-balance sheet.

The implementation of IFRS 9 will not have an effect in the capitalization ratios of the Bank since those ratios are calculated in accordance with Mexican Banking GAAP.

IFRS 9 implementation strategy and governance

The Bank has established a workstream with the aim of adapting its processes to the new classification standards for financial instruments, accounting of hedges and estimating credit risk impairment.

Accordingly, since 2016, the Bank has been working towards defining an objective internal model and analyzing all the changes which are needed to adapt accounting classifications and credit risk impairment estimation models in force to the previous definitions. The process was completed in 2017.

Regarding the governance structure, the Bank set up a regular committee to manage the project, and a task force, which is responsible for its tasks, ensuring that the pertinent responsible teams take part in coordination with all areas.

Hence, the main divisions involved in the project at the highest level, and which are thus represented in the project governance bodies, are: risks, financial accounting & management control and technology and operations. Internal audit was involved in the project, having kept regular meetings regarding the status of the project.

The governance structure currently implemented complies with the requirements set out in IFRS 9.

Main project stages and milestones

In relation to the entry into force of this new standard, in its 2016 consolidated financial statements the Bank reported the progress and main milestones achieved to that date regarding the implementation plan for its adoption. This report includes an update on this information included in the 2016 consolidated financial statements.

The work undertaken by Bank includes an assessment of the financial instruments included in the classification and measurement requirements of IFRS 9 and the development of impairment methodology for calculating expected loss allowance for impairment losses and provisions for off-balance sheet.

With regard to classification and measurement, since 2016 the Bank has been carrying out an analysis of its stock of products, focusing mainly on those that could trigger a change in accounting methodology, due to the business model involved and failure to meet Solely Payments of Principal and Interest (SPPI) test requirements.

Additionally, using information from 2017, the Bank has updated this analysis and reviewed any new products during the period, assessing both its asset management strategies (identifying the corresponding business model), and broadening the review of products in stock.

The Bank has now finished developing impairment models for all its portfolios. The implementation of these impairment methodologies has enabled the Bank to assess the cause of impact in each portfolio and to consider the total impact.

Further, given the importance of the control environment in the processes, the development of the governance model of the allowance for impairment losses and of the provisions for off-balance sheet calculation process as well as aspects related to the classification of financial instruments has been completed. The proposed model includes a reference design of the controls to be implemented in the new developments made in the implementation of the new standard. Also, as part of the proposed government model, Management has defined a process of periodic review of the main elements including, among others, the following areas:

•	Business models defined.
•	Quantitative and qualitative criteria defined for significant increase in risk.
•	Macroeconomic scenario defined for allowance for impairment losses and for provisions for off-balance sheet calculation.
•	Model adequacy for allowance for impairment losses and for provisions for off-balance sheet calculation.

IFRS 15 Revenue from Contracts with Customers

(Effective for annual periods beginning on or after January 1, 2018)

In May 2014, IFRS 15 was issued, which establishes a single comprehensive model for entities to use in accounting for revenue arising from contracts with customers. IFRS 15 will supersede the following revenue Standards and Interpretations upon its effective date:

•	IAS 18 Revenue;
•	IAS 11 Construction Contracts;
•	IFRIC 13 Customer Loyalty Programmes;
•	IFRIC 15 Agreements for the Construction of Real Estate;
•	IFRIC 18 Transfers of Assets from Customers; and
•	SIC 31 Revenue - Barter Transactions Involving Advertising Services.

As suggested by the title of the new revenue Standard, IFRS 15 will only cover revenue arising from contracts with customers. Under IFRS 15, a customer of an entity is a party that has contracted with the entity to obtain goods or services that are an output of the entity’s ordinary activities in exchange for consideration. Unlike the scope of IAS 18, the recognition and measurement of interest income and dividend income from debt and equity investments are no longer within the scope of IFRS 15. Instead, they are within the scope of IFRS 9.

As mentioned above, the new revenue Standard has a single model to deal with revenue from contracts with customers. Its core principle is that an entity should recognize revenue to depict the transfer of promised goods or services to customers in an amount that reflects the consideration to which the entity expects to be entitled in exchange for those goods or services.

The new revenue Standard introduces a five-step approach to revenue recognition and measurement:

•	Step 1: Identify the contract with a customer.
•	Step 2: Identify the performance obligations in the contract.
•	Step 3: Determine the transaction price.
•	Step 4: Allocate the transaction price to the performance obligations in the contract.
•	Step 5: Recognize revenue when (or as) the entity satisfies a performance obligation.

Far more prescriptive guidance has been introduced by the new revenue Standard:

•	Whether or not a contract (or a combination of contracts) contains more than one promised good or service, and if so, when and how the promised goods or services should be unbundled.
•

Whether the transaction price allocated to each performance obligation should be recognized as revenue over time or at a point in time. Under IFRS 15, an entity recognizes revenue when a performance obligation is satisfied, which is when “control” of the goods or services underlying the particular performance obligation is transferred to the customer. Unlike IAS 18, the new Standard does not include separate guidance for “sales of goods” and “provision of services”; rather, the new Standard requires entities to assess whether revenue should be recognized over time or at a particular point in time regardless of whether revenue relates to “sales of goods” or “provision of services”.

•

When the transaction price includes a variable consideration element, how it will affect the amount and timing of revenue to be recognized. The concept of variable consideration is broad; a transaction price is considered variable due to discounts, rebates, refunds, credits, price concessions, incentives, performance bonuses, penalties and contingency arrangements. The new Standard introduces a high hurdle for variable consideration to be recognized as revenue – that is, only to the extent that it is highly probable that a significant reversal in the amount of cumulative revenue recognized will not occur when the uncertainty associated with the variable consideration is subsequently resolved.

•	When costs incurred to obtain a contract and costs to fulfill a contract can be recognized as an asset.

Extensive disclosures are required by the new Standard.

In April 2016, the IASB issued Clarifications to IFRS 15 in response to feedback received by the IASB/FASB Joint Transition Resource Group for Revenue Recognition, which was formed to address potential issues associated with the implementation of IFRS 15 and the US Generally Accepted Accounting Principles (GAAP) equivalent, Financial Accounting Standards Board (FASB) Accounting Standards Codification (ASC) Topic 606.

The Clarifications to IFRS 15 clarified the following areas:

•	Identifying performance obligations: by providing illustrative factors for consideration in assessing whether the promised goods or services are distinct;
•

Principal versus agent considerations: by clarifying that an entity should assess whether it is a principal or agent for each distinct good or service promised to the customer, and by amending and reframing the indicators to assess whether an entity is a principal or agent; and

•

Licensing application guidance: in determining whether the license grants customers a right to use the underlying intellectual property (IP) (which would result in point time revenue recognition) or a right to access the IP (which would result in revenue recognition over time), an entity is required to determine whether (i) its ongoing activities are expected to significantly change the form or the functionality of the IP or (ii) the ability of the customer to obtain benefit from the IP is substantially derived from or dependent upon those activities.

IFRS 15, together with the clarifications thereto issued in April 2016, is effective for reporting periods beginning on or after January 1, 2018 with early application permitted. Entities can choose to apply the Standard retrospectively or to use a modified transition approach, which is to apply the Standard retrospectively only to contracts that are not completed contracts at the date of initial application (for example, January 1, 2018 for an entity with a December 31 year-end). The Clarification to IFRS 15 also introduces additional practical expedients for entities transitioning to IFRS 15 on (i) contract modifications that occurred prior to the beginning of the earliest period presented and (ii) contracts that were completed at the beginning of the earliest period presented.

The application of the aforementioned accounting Standard and its Clarifications will not have any material effects on the Bank’s consolidated financial statements.

IFRS 16 Leases

(Effective for annual periods beginning on or after January 1, 2019)

IFRS 16 provides a comprehensive model for the identification of lease arrangements and their treatment in the financial statements of both lessees and lessors. It will supersede the following lease Standard and Interpretations upon its effective date:

•	IAS 17 Leases;
•	IFRIC 4 Determining whether an Arrangement contains a Lease;
•	SIC‑15 Operating Leases – Incentives; and
•	SIC‑27 Evaluating the Substance of Transactions Involving the Legal Form of a Lease.

IFRS 16 establishes the principles for the recognition, valuation, presentation and breakdown of leases, with the aim of guaranteeing that both the lessee and the lessor provide relevant information that presents a true image of such operations. The standard foresees a single accounting model for the lessee, according to which the lessee must recognize the assets and liabilities related to all leases, unless lease term is 12 months or less or the value of the underlying asset is low.

Lessors continue to classify leases into operating or financial leases, and the approach of IFRS 16 with respect to the lessor's accounting remains in essence like the former approach, foreseen in IAS 17.

The standard includes guidance on a number of issues such as optional exemptions in its application, or the identification of a lease.

Definition of leasing

A contract is, or contains, a lease if it transfers the right to control the use of an identified asset for a period of time in exchange for a consideration. The control is transferred when the client has both the right to control the use of the identified asset and the right to obtain basically all the economic benefits derived from such use.

Lessee’s accounting

The lessee recognizes a right-of-use asset and a leasing liability.

The right-of-use asset shall comprise:

a)	the amount of the initial measurement of the lease liability,
b)	any lease payments made at or before the commencement date, less anylease incentives received;
c)	any initial direct costs incurred by the lessee; and
d)

an estimate of costs to be incurred by the lessee in dismantling and removing the underlying asset, restoring the site on which it is located or restoring the underlying asset to the condition required by the terms and conditions of the lease, unless those costs are incurred to produce inventories. The lessee incurs the obligation for those costs either at the commencement date or as a consequence of having used the underlying asset during a particular period.

Once the lease has begun, the lessee values the right-of-use asset using a cost model (unless specific conditions apply), minus accumulated amortization.

The leasing liability is initially valued at the present value of the payable installments over the term of the lease, discounted at a rate implicit in the lease, if it can be easily determined, the lessee will apply the incremental interest rate of the debt.

Variable leasing payments that depend on an index or a rate are included in the initial valuation of the leasing liability, and are initially valued by applying the index or rate on the start date, while the remaining variable leasing payments are recognized in the income statement in the period in which the event or condition that triggers the payment takes place, unless the costs are included in the book value of another asset in accordance with another Standard.

Lessor’s accounting

Lessors classify each lease as operating lease or as finance lease. A lease is classified as financial if it transfers almost all the risks and benefits derived from the ownership of an underlying asset. All other leases will be classified as operating.

The lessor recognizes the assets acquired under financial leasing as accounts receivable for an amount equivalent to the net investment in the lease at the time of start of the lease.

Sale operations and subsequent leasing

To determine whether the transfer of an asset is accounted for as a sale or not, the Bank will apply IFRS 15 requirements in order to determine if an obligation has been satisfied.

If an asset’s transfer meets IFRS 15 requirements for being accounted for as a sale, the seller values the right-of-use asset in the proportion of the previous book value which refers to the retained right of use. Therefore, the seller only recognizes the amount of the benefit or loss related to the rights transferred to the buyer.

Sale and subsequent lease operations prior to the effective date of the Standard will not have retroactive effect with respect to the benefit recognition at the beginning of those operations.

Since alternative accounting treatments in the first application are allowed by the IFRS 16, the Group, from the point of view of the lessee, must take an accounting decision on the following options, which will influence the amount of the asset and liability to be recognized and, therefore, the financial ratios:

•

Option 1 consists of redoing comparative statements as if active lease agreements had always been applied to it (full retrospective application, following IAS 8 Accounting Policies, Changes in Accounting Estimates and Errors). The difference between the right of use and the leasing liability is recorded against reserves for the beginning of the earliest presented comparative period.

•

Option 2 does not recast comparative statements. In the case of leases which previously were operational, the liability as of January 1, 2019 is calculated by discounting the remaining future cash flows using the interest rate of the lessee's debt at the date of first application. The asset is valued as the liability (adjusted by any prepayment or accrual prior to the date of first application). Since there is no difference among the assets and liabilities, this option has no effect on equity, reflecting their impact as a higher cost (amortization and financial cost) throughout the lease’s life. In the case of leases that were previously financial, assets and liabilities recognized under IAS 17 are maintained.

•

Option 3 is similar to option 2 except for the asset being valued as of January 1, 2019 as if IFRS 16 had been applied since the beginning of the contract (but discounting the cash flows at the interest rate of the first date of application). The asset is calculated at the beginning of January 1, 2019 and the amount remaining to be amortized is recorded. The liability is calculated as of January 2019 in the same way as option 2. The difference between the lease liability and the right to use is recognized against reserves as of January 2019.

The Bank is evaluating the effects derived from the application of IFRS 16.

IFRIC 22 Foreign Currency Transactions and Advance Consideration

(Effective for annual periods beginning on or after January 1, 2018, earlier application is permitted)

The Interpretation covers foreign currency transactions when an entity recognizes a non-monetary asset or non-monetary liability arising from the payment or receipt of advance consideration before the entity recognizes the related asset, expense or income. It does not apply when an entity measures the related asset, expense or income on initial recognition at fair value or at the fair value of the consideration received or paid at a date other than the date of initial recognition of the non-monetary asset or non-monetary liability. In addition, the Interpretation need not be applied to income taxes, insurance contracts or reinsurance contracts.

Management does not anticipate that the application of this Interpretation will have a material effect on the Bank’s consolidated financial statements.

Amendments to IFRS 4 Insurance Contracts

(Effective for annual periods beginning on or after January 1, 2018)

The amendments introduce two alternative options that will allow entities issuing contracts within the scope of IFRS 4:

•

To apply a temporary exemption from applying IFRS 9 until the earlier of the effective date of a new insurance contracts standard and annual reporting periods beginning on or after 1 January 2021. This exemption will only be available to entities whose activities are predominantly connected with insurance (temporary exemption). Or;

•

Adopt IFRS 9 but, for designated financial assets, remove from profit or loss the effects of some of the accounting mismatches that may occur before IFRS 17 Insurance Contracts is implemented (overlay approach) The amendments make these alternative options part of IFRS 4, rather than changing IFRS 9.

This standard is not applicable as there is no insurance entity as subsidiary of the Bank nor any contracts within the scope of this standard.

IFRS 17 Insurance contracts

(Effective for annual periods beginning on or after January 1, 2021, earlier application is permitted)

IFRS 17 establishes the principles for the recognition, measurement, presentation and disclosure of insurance contracts within the scope of the standard. The objective of IFRS 17 is to ensure that an entity provides relevant information that faithfully represents those contracts. This information gives a basis for users of financial statements to assess the effect that insurance contracts have on the entity's financial position, financial performance and cash flows.

This standard measures insurance contracts either under the general model or a simplified version of this called the Premium Allocation Approach. The general model is defined such that at initial recognition an entity shall measure a group of contracts at the total of (a) the amount of fulfilment cash flows (FCF), which comprise probability-weighted estimates of future cash flows, an adjustment to reflect the time value of money (TVM) and the financial risks associated with those future cash flows and a risk adjustment for non-financial risk; and (b) the contractual service margin (CSM).

On subsequent measurement, the carrying amount of a group of insurance contracts at the end of each reporting period shall be the sum of the liability for remaining coverage and the liability for incurred claims. The liability for remaining coverage comprises the FCF related to future services and the CSM of the group at that date. The liability for incurred claims is measured as the FCF related to past services allocated to the group at that date.

An entity may simplify the measurement of the liability for remaining coverage of a group of insurance contracts using the premium allocation approach on the condition that, at initial recognition, the entity reasonably expects that doing so would produce a reasonable approximation of the general model, or the coverage period of each contract in the group is one year or less.

This standard is not applicable as there is no insurance entity as subsidiary of the Bank nor any contracts within the scope of this standard.

IFRIC 23 Uncertainty over income tax treatments

(Effective for annual periods beginning on or after January 1, 2019)

IFRIC 23 provides requirements that add to the requirements in IAS 12 by specifying how to reflect the effects of uncertainty in accounting for income taxes.

This Interpretation is to be applied to the determination of taxable profit (tax loss), tax bases, unused tax losses, unused tax credits and tax rates, when there is uncertainty over income tax treatment under IAS 12.

Management does not anticipate that the application of this Interpretation will have a material effect on the Bank’s consolidated financial statements.

IAS 19 Employee Benefits - Plan amendment, curtailment or settlement

(Effective for annual periods beginning on or after January 1, 2019, early application is permitted)

The amendments to IAS 19 related to Plan Amendment, curtailment or settlement are as follows:

•

If a plan amendment, curtailment or settlement occurs, it is now mandatory that the current service cost and the net interest for the period after the remeasurement are determined using the assumptions used for the remeasurement.

•	In addition, amendments have been included to clarify the effect of a plan amendment, curtailment or settlement on the requirements regarding the asset ceiling.

IAS 28 Investments in Associates and Joint Ventures

(Effective for annual periods beginning on or after January 1, 2019)

The amendments to IAS 28 relate to Long-term Interests in Associates and Joint Ventures are as follows:

•

Paragraph 14A has been added to clarify that an entity applies IFRS 9 including its impairment requirements, to long-term interests in an associate or joint venture that form part of the net investment in the associate or joint venture but to which the equity method is not applied.

•	Paragraph 41 has been deleted because the IASB felt that it merely reiterated requirements in IFRS 9 and had created confusion about the accounting for long-term interests.

Annual Improvements to IFRS 2015 – 2017 Cycle

(Effective for annual periods beginning on or after January 1, 2019)

Standard	Subject of amendment	Details

IFRS 3 Business Combinations/IFRS 11 Joint Arrangements	Remeasurement of previously held interest

The amendments to IFRS 3 clarify that when an entity obtains control of a business that is a joint operation, it remeasures previously held interests in that business. The amendments to IFRS 11 clarify that when an entity obtains joint control of a business that is a joint operation, the entity does not remeasure previously held interests in that business.

IAS 12 Income Taxes	Income tax consequences of dividends

The amendments clarify that the requirements in the former paragraph 52B (to recognise the income tax consequences of dividends where the transactions or events that generated distributable profits are recognised) apply to all income tax consequences of dividends by moving the paragraph away from paragraph 52A that only deals with situations where there are different tax rates for distributed and undistributed profits.

IAS 23 Borrowing Costs	Borrowing costs eligible for capitalisation

The amendments clarify that if any specific borrowing remains outstanding after the related asset is ready for its intended use or sale, that borrowing becomes part of the funds that an entity borrows generally when calculating the capitalisation rate on general borrowings.

c)   Critical accounting estimates

IFRS requires that management make certain estimates and utilize certain assumptions to determine the valuation of items included in the consolidated financial statements and to make required disclosures. Although the actual results may differ, Management believes that the estimates and assumptions utilized were appropriate under the circumstances.

The critical accounting estimates applied in the preparation of these consolidated financial statements and related footnote disclosures are as follows:

-	Fair value measurement of certain financial instruments (see Note 2.d. iii. and Note 44.d.).

Fair value is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction in the principal (or most advantageous) market at the measurement date under current market conditions (i.e., an exit price) regardless of whether that price is directly observable or estimated using another valuation technique. In estimating the fair value of an asset or a liability, the Bank takes into account the characteristics of the asset or liability if market participants would take those characteristics into account when pricing the asset or liability at the measurement date. Fair value for measurement and/or disclosure purposes in these consolidated financial statements for certain financial instruments is determined on such a basis, except for share-based payment transactions that are within the scope of IFRS 2, leasing transactions that are within the scope of IAS 17 and measurements that have some similarities to fair value but are not fair value, such as value in use in IAS 36 Impairment of Assets.

When there is no market price available for an identical instrument, the Bank measures fair value using other valuation techniques that are commonly used by the financial markets that maximize the use of relevant observable inputs and minimize the use of unobservable inputs as explained in Note 2.d.

The availability of observable prices or inputs varies by product and market, and may change over time. The level of management judgment required in establishing fair value of financial instruments for which there is a quoted price in an active market is minimal. Similarly, there is little subjectivity or judgment required for instruments valued using valuation models that are standard across the industry and where all parameter inputs are quoted in active markets. The level of subjectivity and degree of management judgment required are more significant for those instruments valued using specialized and sophisticated models and those where some or all of the parameter inputs are not observable.

In making appropriate valuation adjustments, we follow methodologies that consider factors such as liquidity and credit risk (both counterparty credit risk in relation to financial assets and our own credit risk in relation to financial liabilities, which are at fair value through profit or loss).

-	Fair value estimates used in disclosures (see Note 2.d. iii. and Note 44.d.).

For financial reporting purposes, fair value measurements are categorized into Level 1, 2 or 3 based on the degree to which the inputs to the fair value measurements are observable and the significance of the inputs to the fair value measurement in its entirety, which are described as follows:

•	Level 1: inputs that are quoted market prices (unadjusted) in active markets for identical instruments;
•

Level 2: inputs other than quoted prices included within Level 1 that are observable either directly (i.e., as prices) or indirectly (i.e., derived from prices). This category includes instruments valued using: quoted market prices in active markets for similar instruments; quoted prices for identical or similar instruments in markets that are considered less than active; or other valuation techniques in which all significant inputs are directly or indirectly observable from market data; and

•

Level 3: inputs that are unobservable. This category includes all instruments for which the valuation technique includes inputs not based on observable data and the unobservable inputs have a significant effect on the instrument’s valuation. This category includes instruments that are valued based on quoted prices for similar instruments for which significant unobservable adjustments or assumptions are required to reflect differences between the instruments.

This disclosure is provided in Note 2.d.iii.

For financial instruments measured at amortized cost (which include balances with the Central Bank, loans and receivables, deposits and short-term and long-term debt issued), the Bank discloses the fair value. This disclosure is provided in Note 44.d. Generally, there is no trading activity in these instruments, and the fair value determination therefore requires significant management judgment.

-	Allowance for impairment losses and provisions for off-balance sheet risk (see Note 2.g., Note 12.c. and Note 24.f).

Financial assets not measured at fair value are assessed for objective evidence of impairment at the end of each reporting period. Financial assets are considered to be impaired when there is objective evidence that, as a result of one or more events that occurred after the initial recognition of the financial asset, the estimated future cash flows of the financial instrument have been affected.

In addition, the Bank recognizes credit losses inherent in financial instruments not measured at fair value taking into account historical loss experience and other circumstances known at the time of assessment. For these purposes, inherent losses are losses incurred at the reporting date, calculated using statistical methods, which have not yet been allocated to specific transactions.

The Bank uses the concept of incurred loss to quantify the credit losses, using statistical models that consider the following four factors: EAD, PD, LGD and the loss identification period (LIP), as further discussed in Note 2.g.

The accounting estimates and judgments related to the allowance for impairment losses and provisions for off-balance sheet risk are a critical accounting estimate for the Bank because the underlying assumptions used to assess the impairment can change from period to period and may significantly affect the Bank’s operating results, particularly in circumstances of economic and financial uncertainty. Further, the statistical models incorporate numerous estimates and judgments (for example, PD, LGD and segmentation of loans in groups with similar credit risk characteristics, etc.). As such, the actual amount of the future cash flows and their timing may differ from the estimates used by Management and consequently may cause actual credit losses to differ from the recognized allowance for impairment losses or provisions for off-balance sheet risk.

-	The recognition and measurement of deferred tax assets (see Note 26).

As discussed in Note 2.t., deferred tax assets and liabilities include temporary differences, which are identified as the amounts expected to be payable or recoverable on differences between the carrying amounts of assets and liabilities and their related tax bases, tax loss and tax credit carryforwards. These amounts are measured at the tax rates that are expected to apply in the period when the asset is realized or the liability is settled.

In determining the amount of deferred tax assets, the Bank uses current expectations and estimates on projections of future events and trends, which may affect the consolidated financial statements, including a review of the eligible carryforward periods, available tax planning opportunities and other relevant considerations.

The Bank believes that the accounting estimate related to the deferred tax assets is a critical accounting estimate because it requires significant management judgment and the underlying assumptions used in the estimate can change from period to period (for example, future projected operating performance of the Bank).

-	Impairment of other financial assets (see Notes 9 and 10).

The Bank’s financial assets classified as available-for-sale are evaluated for impairment at each reporting date. For investments in debt and equity instruments classified as available-for-sale, objective evidence of impairment would include, among other things, significant or prolonged decline in fair value of the security below its cost, specific conditions in an industry or geographical area, specific information regarding the financial condition of the company to which the investment relates or the disappearance of an active market for the financial asset due to financial difficulties. Because the estimate for impairment could change from period to period based upon future events that may or may not occur, the Bank considers this to be a critical accounting estimate.

-	Goodwill and business combinations (see Note 16).

Goodwill and intangible assets include the cost of acquired subsidiaries in excess of the fair value of the tangible net assets recognized in connection with acquisitions as well as acquired intangible assets. Accounting for goodwill and acquired intangible assets requires management’s estimates regarding: (1) the fair value of the acquired intangible assets and the initial amount of goodwill to be recognized, (2) the amortization period (for identified intangible assets other than those with indefinite lives or goodwill) and (3) the recoverability of the carrying value of acquired intangible assets.

The useful lives of acquired intangible assets are estimated based on the period over which the assets are expected to contribute directly or indirectly to the future cash flows of the Bank.

To determine the initial amount of goodwill to be recognized on an acquisition, the Bank determines the fair value of the consideration and the fair value of the net assets acquired. The Bank uses internal analysis, generally based on discounted cash flow techniques, to determine the fair value of the net assets acquired and non-cash components of the consideration paid. The actual fair value of net assets acquired could differ from the fair value determined, resulting in an under- or over-statement of goodwill.

Goodwill arising on an acquisition of a business is carried at cost as established at the date of acquisition of the business less accumulated impairment losses, if any.

-	Impairment of goodwill (see Note 16).

For the purposes of impairment testing, goodwill is allocated to each of the Bank’s cash-generating units (CGUs) (or groups of CGUs) that is expected to benefit from the synergies of the combination. A CGU to which goodwill has been allocated is tested for impairment annually, or more frequently when there is an indication that the CGU may be impaired.

Determining whether goodwill is impaired requires an estimation of the value in use of the CGUs to which goodwill has been allocated. The value in use calculation requires that management estimates the future cash flows expected to arise from the CGU and a suitable discount rate in order to calculate present value. Where the actual future cash flows are less than expected, an impairment loss may arise. The impairment loss is allocated first to reduce the carrying amount of any goodwill allocated to the CGU and then to the other assets of the CGU pro rata based on the carrying amount of each asset in the CGU. Any impairment loss for goodwill is recognized directly in the consolidated income statement. An impairment loss recognized for goodwill is not reversed in subsequent periods.

On disposal of the relevant cash-generating unit, the attributable amount of goodwill is included in the determination of the profit or loss on disposal.

Details of the impairment of goodwill calculation are set out in Note 16.

-	Defined benefit plan (see Note 24.c.).

The net cost of the defined benefit pension plan and other post-employment medical benefits and the present value of the pension obligation are determined using the projected unit credit method, with actuarial valuations being carried out at the end of each annual reporting period. An actuarial valuation involves making various assumptions that may differ from actual developments in the future. These assumptions include the determination of the discount rate. Any changes in these assumptions will affect the carrying amount of pension obligations.

The Bank determines the appropriate discount rate at the end of each year. This is the interest rate that should be used to determine the present value of estimated future cash outflows expected to be required to settle the pension obligations. The Bank’s defined benefit obligation is discounted at a rate set by reference to market yields at the end of the reporting period on high-quality corporate bonds.

Further details about pension obligations are given in Note 24.c.

-The recognition and measurement of certain provisions and contingencies (see Note 24).

Provisions are recognized when the Bank has a present obligation (legal or constructive) as a result of a past event; it is probable that the Bank will be required to settle the obligation, and a reliable estimate can be made of the amount of the obligation.

The amount recognized as a provision is the best estimate of the consideration required to settle the present obligation at the end of the reporting period, taking into account the risks and uncertainties surrounding the obligation. When a provision is measured using the cash flows estimated to settle the present obligation, its carrying amount is the present value of those cash flows (when the effect of the time value of money is material).

The Bank estimates and provides for probable losses that may arise out of litigation, regulatory proceedings and uncertain income tax matters to the extent that a current obligation exists, the losses are probable and can be reasonably estimated. Significant judgment is required in making these estimates and the Bank’s final liabilities may ultimately be materially different. The Bank’s actual losses may differ materially from recognized amounts.

d)   Events after the reporting period

i.    Corporate restructuring

By official letter UBVA/077/2017 dated December 13, 2017, the Ministry of Finance and Public Credit (SHCP by its acronym in Spanish) authorized the Bank to carry out a series of corporate acts, hereinafter as “the Corporate Restructuring”, which were approved by the Ordinary and Extraordinary Shareholders' Meeting held on December 8, 2017. “The Corporate Restructuring” involves the Group, the Bank and the Brokerage House, as well as the constitution of a New Holding Company.

The purpose of “the Corporate Restructuring” is to comply with certain guidelines issued by the European Central Bank, which establish, among other matters, that the contributions from minority shareholders can only be computed in the consolidated regulatory capital of Banco Santander, S.A. (Spain), if: (i) the company in which they own shares collects deposits from the general public (a credit institution in the case of Mexico) and (ii) such company’s equity is regulated.

The process of “the Corporate Restructuring” considers the following:

•	Merger of companies

On January 1, 2018, as part of “the Corporate Restructuring”, the Group was merged, as the merged entity, with the Bank, as the merging entity that subsists, the latter assuming all rights and obligations of the merged entity (the Merger). The Merger was carried out in accordance with the merger procedure provided in the General Law of Commercial Companies in Mexico, as well as specifically in the Financial Group Regulations Law and the Credit Institutions Law.

The Merger consisted in carrying out the corporate acts necessary for the Bank to merge the Group, which ceased to exist and therefore its shares were deregistered from the National Registry of Securities of Mexico (RNV by its acronym in Spanish). As a result the shareholders of the Group received 1 (one) share of the Bank for each share they owned of the Group. Accordingly, the shareholders that previously participated in the Group's share capital, now participate in the Bank’s share capital.

To ensure that the exchange factor between the Group and the Bank's shares is equivalent to 1 (one), at the Bank's Shareholders' Meeting held on December 8, 2017, various corporate actions were approved, including an increase in the share capital of the Bank through the capitalization of share premium for an amount of 17,574 million pesos, as well as an equity concentration (reverse split) of the Bank's shares. On the other hand, at the Shareholders' Meeting of the Group on December 8, 2017, a decree and payment of a cash dividend to the shareholders of Group for an amount up to 1,950 million pesos was approved to equal the book value of the shares of the Group with those of the Bank. The amount of the dividend to make equivalent the value of the shares of the Group with those of the Bank amounted to 1,822 million pesos, which was paid on January 25, 2018.

Prior to the Merger, the Group was a “foreign private issuer” and its Series “B” shares were listed on the Bolsa Mexicana de Valores and its American Depositary Shares (ADSs) representing the Group’s Series “B” shares were listed on the New York Stock Exchange (NYSE). Following the Merger, the Bank became the “foreign private issuer” and its Series “B” shares are listed on the Bolsa Mexicana de Valores and its ADSs representing the Bank’s Series “B” shares are listed on the NYSE.

On January 26, 2018, the merger agreements were registered in the Public Registry of Commerce; on the same date, the delivery of the Bank's shares through S.D. INDEVAL Institution for the Deposit of Securities, S.A. of C.V. (INDEVAL) to the Bank's shareholders was completed.

The merger will be accounted at the existing carrying amounts of the Bank and the Group given that this kind of transaction is considered under common control and Management does not expect significant impact on those values.

•	Constitution of a new holding company

Immediately after the Merger was fully effective, a new holding company called Grupo Financiero Santander México, S.A. of C.V. (the New Financial Group) was created, which was authorized to be organized as a financial group by resolution issued by the SHCP. Likewise, the contribution in kind of all the shares representing the capital stock of the Bank was given, of which Banco Santander, S.A. (Spain) is the owner. As a result, the New Financial Group owns 74.96% of the shares representing the share capital of the Bank and 99.99% of the shares representing the share capital of the Brokerage House.

•	Transfer of ownership of shares of Casa de Bolsa Santander México, S.A. de C.V., Grupo Financiero Santander México (the Brokerage House)

As part of the Merger, the Brokerage House became a direct subsidiary of the Bank due to the transfer of ownership of shares of the merged entity. However, according to Article 89 of the Credit Institutions Law, commercial banks in Mexico cannot hold ownership interest in broker-dealers. The aforementioned acquisition act is exclusively instrumental for the achievement of “the Corporate Restructuring”.

Therefore, the Bank, as the merging entity of the Group, agreed to dispose of the shares of the Brokerage House simultaneously as the Merger is effective. The sale of shares representing the share capital of the Brokerage House is considered as part of “the Corporate Restructuring”. The sale price has been agreed between the Bank and the New Financial Group, for an amount of 1,175 million pesos.

The sale of shares representing the share capital of the Brokerage House  will be accounted according to the applicable IFRS for this type of transactions.

ii.    Sale agreement for custodial business

On January 2, 2018, the Bank, as seller and Banco S3 México, S.A., Institución de Banca Múltiple (Banco S3), as buyer, entered into a purchase-sale agreement of the custody business of the Bank. The agreed sale price was 850 million pesos (plus the Value Added Tax), of which 90% of the total amount was paid on February 9, 2018 and the remaining 10% will be paid one year after January 2, 2018. In addition, it was agreed an adjustment to the sale price, which depends on the succesfuly transfer of the clients from the Bank to Banco S3.

On February 2, 2018, the SHCP and the CNBV authorized Banco S3 to operate as a financial institution in Mexico.

No additional significant events occurred from January 1, 2018 to the date on which these consolidated financial statements were authorized for issue.